Share based payments	12 Months Ended
Dec. 31, 2018
Share based payments
Share based payments

15.   Share based payments

Motif BioSciences Inc. issued options and warrants to employees, directors, consultants, and note holders. As part of the merger between Motif Acquisition Sub, Inc. and Motif BioSciences Inc., described in Note 1, each outstanding share option granted by Motif BioSciences Inc. was assumed and converted by Motif Bio plc into options to subscribe for ordinary shares in Motif Bio plc. The number of share options and the exercise prices have been adjusted to reflect the reverse stock split in the capital of Motif BioSciences Inc. on March 13, 2015.

On December 4, 2014, Motif BioSciences Inc. adopted a Share Option Plan (the “Plan”) under which options can be granted to employees, consultants, and directors. The share price used for the Plan prior to being traded on AIM was based on management’s assessment of the valuation of the Group given the net assets and future potential of the Group at the time of granting.

Motif Bio plc adopted a Share Option Plan (the “New Plan”) on April 1, 2015. The New Plan replaces Motif BioSciences Inc.’s previous share plan. There were no changes to the fair value of share options granted under the Plan with the only change being to grant the holders shares in Motif Bio plc rather than Motif BioSciences Inc. upon exercising options. The exercise price for each option will be established at the discretion of the Board provided that the exercise price for each option shall not be less than the nominal value of the relevant shares if the options are to be satisfied by a new issue of shares by the Company and provided that the exercise price per share for an option shall not be less than the fair market value of a share on the effective date of grant of the option. Options will be exercisable at such times or upon such events and subject to such terms, conditions and restrictions as determined by the Board on grant date. However, no option shall be exercisable after the expiration of ten years after the effective date of grant of the option.

		Weighted average
	Number of	exercise price
	share options	US $

Outstanding at January 1, 2017	15,563,182	0.37
Granted during the year	5,800,000	0.33
Forfeited during the year	(4,153,948)	0.53
Exercised during the year	(143,700)	0.14
Expired during the year	—	—
Outstanding at December 31, 2017	17,065,534	0.32
Granted during the year	5,050,000	0.49
Forfeited during the year	(2,656,116)	0.34
Cancelled during the year	(946,644)	0.56
Exercised during the year	(125,736)	0.14
Outstanding at December 31, 2018	18,387,038	0.34
Exercisable at December 31, 2018	12,360,958	0.30

The range of exercise prices of the options at December 31, 2018 was US $0.14 - $0.91. The weighted average remaining contractual term of options outstanding at December 31, 2018 and 2017 was 6.7 years and 7.0 years, respectively. The weighted average remaining contractual term of options exercisable at December 31, 2018 was 5.9 years.

The fair value of options granted have been valued using the Black Scholes option pricing model. The weighted-average fair value of options granted during the year ended December 31, 2018 was $0.40 per option. Volatility is based on reported data from selected reasonably similar publicly traded companies for which the historical information is available. The Group does not have sufficient history to estimate the volatility of its share price. The weighted-average assumptions for option grants were as follows:

Year ended Dec
31, 2018

Share price (US $)	0.49
Exercise price (US $)	0.49
Expected volatility	77.34%
Term	10 years
Risk free rate	2.87%
Expected dividends	—

The total expense recognized for the years arising from stock-based payments are as follows:

	Year ended Dec	Year ended Dec	Year ended Dec
	31, 2018	31, 2017	31, 2016
(in thousands)	US $	US $	US $
General and administrative expense	750	1,143	513
Research and development expense	191	565	—
Total share-based payment expense	941	1,708	513

During the preparation of the interim financial statements for the six months ended June 30, 2017, the Group identified and corrected a prior period error whereby stock based compensation expense was understated $1.2 million. The Group assessed the materiality of the out-of-period adjustments on all impacted periods and determined that they were not material to any of the period. The Group concluded that the cumulative adjustment to correct the error should be recorded in the year ended December 31, 2017.The out-of-period correction increased General and Administrative expense by $0.8 million and Research and Development expense by $0.4 million for the year ended December 31, 2017. None of these adjustments had an impact on the cash resources of the Group.